Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jun. 30, 2020	Oct. 31, 2019	Dec. 17, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000204585
Account Value [Line Items]
Line Graph and Table Measure Name	Mondrian Emerging Markets Value Equity Fund, Institutional Shares
Account Value	$ 1,190,266	$ 982,362	$ 839,534	$ 1,179,173	$ 1,031,923		$ 976,539		$ 878,775	$ 991,112	$ 845,448	$ 798,887	$ 1,000,000
C000220240
Account Value [Line Items]
Line Graph and Table Measure Name	Mondrian Global Equity Value Fund, Institutional Shares
Account Value	$ 1,586,765	1,271,982	1,089,856	1,309,106	1,022,000	$ 1,000,000
C000206727
Account Value [Line Items]
Line Graph and Table Measure Name	Mondrian Global Listed Infrastructure Fund, Institutional Shares
Account Value	$ 1,548,957	1,249,867	1,210,436	1,365,905	1,086,633		1,214,932	$ 1,000,000
C000162391
Account Value [Line Items]
Line Graph and Table Measure Name	Mondrian International Value Equity Fund, Institutional Shares
Account Value	$ 1,510,014	1,236,598	1,040,737	1,317,020	963,267		1,172,980		1,086,816	1,163,148	958,230	986,114	1,000,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 1,401,190	1,118,131	1,009,149	1,463,095	1,250,933		1,155,579		1,033,096	1,180,900	933,881	854,675	1,000,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 1,701,055	1,281,003	1,159,259	1,448,301	1,055,018	$ 1,000,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 1,991,706	1,499,883	1,357,337	1,695,766	1,235,284		1,177,720	1,000,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 1,671,412	1,359,247	1,188,144	1,543,021	1,149,960		1,234,715		$ 1,111,917	$ 1,193,741	$ 967,080	$ 999,325	$ 1,000,000
MSCI ACWI Core Infrastructure (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Core Infrastructure (NR) (USD)
Account Value	$ 1,475,659	$ 1,181,160	$ 1,239,464	$ 1,359,639	$ 1,095,897		$ 1,192,352	$ 1,000,000